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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Large Cap Growth Fund
ING Small Company Fund
ING SMID Cap Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited))

ING CAPITAL ALLOCATION FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.0%
211,834		iShares MSCI EMU Index Fund	$7,346,403	3.9
124,803		iShares iBoxx $ High Yield Corporate Bond Fund	11,400,754	6.1

		Total Exchange-Traded Funds
		(Cost $19,402,552)	18,747,157	10.0

MUTUAL FUNDS: 88.9%
		Affiliated Investment Companies: 88.9%
119,168		ING Core Equity Research Fund — Class I	1,843,527	1.0
1,247,338		ING Emerging Markets Equity Fund — Class I	13,171,886	7.0
3,554,332		ING Global Bond Fund — Class R6	37,462,661	20.0
208,368		ING Global Real Estate Fund — Class I	3,615,192	1.9
1,861,728		ING High Yield Bond Fund — Class I	15,098,617	8.1
983,679		ING Intermediate Bond Fund — Class R6	9,522,009	5.1
1,751,942		ING International Core Fund — Class I	17,782,214	9.5
1,188,937	@	ING Large Cap Growth Fund — Class R6	13,993,787	7.5
1,137,765		ING Large Cap Value Fund — Class R6	13,823,839	7.4
519,153		ING Mid Cap Value Fund — Class I	7,403,122	3.9
296,560	@	ING MidCap Opportunities Fund — Class R6	7,476,285	4.0
1,657,311		ING Multi-Manager International Equity Fund — Class I	17,782,946	9.5
433,186	@	ING Small Company Fund — Class R6	7,455,127	4.0

		Total Mutual Funds
		(Cost $151,510,911)	166,431,212	88.9

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: —%
		Energy: —%
200,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—

		Total Corporate Bonds/Notes
		(Cost $199,256)	—	—

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
5,166		Chase Funding Trust Series 2003-5, 0.784%, 07/25/33	4,788	0.0
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	102,049	0.1
1,977		RAMP Series 2003-RS5 Trust, 0.804%, 06/25/33	1,761	0.0

		Total Asset-Backed Securities
		(Cost $104,139)	108,598	0.1

		Total Investments in Securities (Cost $171,216,858)	$185,286,967	99.0
		Assets in Excess of Other Liabilities	1,900,853	1.0
		Net Assets	$187,187,820	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $172,324,475.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,194,847
Gross Unrealized Depreciation	(5,232,355)
Net Unrealized Appreciation	$12,962,492

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING CAPITAL ALLOCATION FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,747,157	$—	$—	$18,747,157
Mutual Funds	166,431,212	—	—	166,431,212
Corporate Bonds/Notes	—	—	—	—
Asset-Backed Securities	—	108,598	—	108,598
Total Investments, at fair value	$185,178,369	$108,598	$—	$185,286,967

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$5,841,478	$40,523	$(3,524,452)	$(514,022)	$1,843,527	$26,879	$702,239	$—
ING Emerging Markets Equity Fund — Class I	13,450,527	1,066,299	(618,910)	(726,030)	13,171,886	—	(40,544)	—
ING Global Bond Fund — Class I	39,165,440	—	(40,921,824)	1,756,384	—	136,972	—	—
ING Global Bond Fund — Class R6	—	42,452,584	(1,720,428)	(3,269,495)	37,462,661	278,928	(207,256)	—
ING Global Real Estate Fund — Class I	3,789,760	201,146	(155,111)	(220,603)	3,615,192	29,795	1,610	—
ING High Yield Bond Fund — Class I	15,761,712	752,260	(972,945)	(442,410)	15,098,617	222,209	(14,338)	—
ING Intermediate Bond Fund — Class I	13,812,465	—	(12,918,447)	(894,018)	—	3,709	—	—
ING Intermediate Bond Fund — Class R6	—	13,622,262	(4,439,943)	339,690	9,522,009	93,187	107,262	—
ING International Core Fund — Class I	36,774,518	73,438	(18,420,723)	(645,019)	17,782,214	—	(152,010)	—
ING Large Cap Growth Fund — Class I	16,521,043	—	(14,166,662)	(2,354,381)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	14,205,321	(2,336,200)	2,124,666	13,993,787	—	437,237	—
ING Large Cap Value Fund — Class I	16,519,944	—	(11,972,035)	(4,547,909)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	13,057,716	(2,491,772)	3,257,895	13,823,839	89,097	491,870	957,925
ING Mid Cap Value Fund — Class I	7,852,303	18,192	(464,170)	(3,203)	7,403,122	—	74,462	—
ING MidCap Opportunities Fund — Class I	7,803,235	—	(4,081,382)	(3,721,853)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	4,099,574	(302,429)	3,679,140	7,476,285	—	242,339	—
ING Multi-Manager International Equity Fund — Class I	—	17,732,099	(578,931)	629,778	17,782,946	—	29,296	—
ING Small Company Fund — Class I	7,826,645	—	(4,997,319)	(2,829,326)	—	—	—	—
ING Small Company Fund — Class R6	—	5,015,511	(427,273)	2,866,889	7,455,127	—	219,914	—
	$185,119,070	$112,336,925	$(125,510,956)	$(5,513,827)	$166,431,212	$880,776	$1,892,081	$957,925

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING CORE EQUITY RESEARCH FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 10.7%
175,400		Best Buy Co., Inc.	$6,314,400	1.5
168,900		Comcast Corp. — Class A	7,109,001	1.7
76,204	@	Delphi Automotive PLC	4,192,744	1.0
72,300		GNC Holdings, Inc.	3,677,901	0.9
123,879		Macy’s, Inc.	5,503,944	1.3
92,300	@	Penn National Gaming, Inc.	4,854,057	1.1
103,400		Starbucks Corp.	7,291,768	1.7
101,500		Walt Disney Co.	6,174,245	1.5
			45,118,060	10.7

		Consumer Staples: 10.6%
93,500		Coca-Cola Co.	3,569,830	0.8
67,200		Costco Wholesale Corp.	7,517,664	1.8
61,800		Estee Lauder Cos., Inc.	4,039,248	1.0
122,100		Kraft Foods Group, Inc.	6,321,117	1.5
139,000		Mondelez International, Inc.	4,263,130	1.0
73,300		Philip Morris International, Inc.	6,116,152	1.5
102,100		Procter & Gamble Co.	7,952,569	1.9
91,700		Whole Foods Market, Inc.	4,837,175	1.1
			44,616,885	10.6

		Energy: 10.7%
48,400		Anadarko Petroleum Corp.	4,424,728	1.1
146,700		Canadian Natural Resources Ltd.	4,491,954	1.1
30,000		EOG Resources, Inc.	4,711,500	1.1
72,520		ExxonMobil Corp.	6,320,843	1.5
98,300		Halliburton Co.	4,718,400	1.1
85,800	@	Noble Corp.	3,191,760	0.8
59,200		Occidental Petroleum Corp.	5,222,032	1.2
52,900		Range Resources Corp.	3,966,442	0.9
85,500	@	Rowan Companies PLC	3,028,410	0.7
80,400		Royal Dutch Shell PLC — Class A ADR	5,193,036	1.2
			45,269,105	10.7

		Financials: 15.1%
58,600		Ameriprise Financial, Inc.	5,048,390	1.2
98,500		Arthur J. Gallagher & Co.	4,071,990	1.0
622,200		Bank of America Corp.	8,785,464	2.1
176,920		Citigroup, Inc.	8,550,544	2.0
298,000		Fifth Third Bancorp.	5,450,420	1.3
175,300	@	Invesco Ltd.	5,322,108	1.3
182,198		JPMorgan Chase & Co.	9,206,465	2.2
104,000		Prudential Financial, Inc.	7,787,520	1.8
55,900		Travelers Cos., Inc.	4,466,410	1.0
177,834	@	XL Group PLC	5,256,773	1.2
			63,946,084	15.1

		Health Care: 11.9%
84,200		Abbott Laboratories	2,806,386	0.7
46,000	@	Actavis, Inc.	6,218,280	1.5
66,600		Amgen, Inc.	7,255,404	1.7
65,389	@	Covidien PLC	3,884,106	0.9
71,300	@	Express Scripts Holding Co.	4,554,644	1.1
120,500	@	Gilead Sciences, Inc.	7,262,535	1.7
132,200		HCA Holdings, Inc.	5,048,718	1.2
147,100		Johnson & Johnson	12,710,911	3.0
8,161	@	Mallinckrodt PLC — W/I	356,228	0.1
			50,097,212	11.9

		Industrials: 12.4%
30,000		Acuity Brands, Inc.	2,565,000	0.6
84,900		Ametek, Inc.	3,643,908	0.9
69,200		Boeing Co.	7,191,264	1.7
164,500		CSX Corp.	4,048,345	0.9
68,100		Fluor Corp.	4,319,583	1.0
67,000		General Dynamics Corp.	5,577,750	1.3
43,000		Pall Corp.	2,973,020	0.7
33,400		Roper Industries, Inc.	4,131,580	1.0
26,500		TransDigm Group, Inc.	3,630,500	0.9
35,963		Union Pacific Corp.	5,521,759	1.3
128,100		Waste Connections, Inc.	5,426,316	1.3
43,900	@	Wesco International, Inc.	3,238,503	0.8
			52,267,528	12.4

		Information Technology: 17.6%
53,400	@	Ansys, Inc.	4,484,532	1.1
34,248		Apple, Inc.	16,680,489	3.9
71,000	@	Cognizant Technology Solutions Corp.	5,204,300	1.2
255,000		EMC Corp.	6,573,900	1.6
12,400	@	Google, Inc. — Class A	10,501,560	2.5
28,100		International Business Machines Corp.	5,121,787	1.2
197,100		Jabil Circuit, Inc.	4,497,822	1.1
82,200		Microchip Technology, Inc.	3,190,182	0.8
144,500		NetApp, Inc.	6,002,530	1.4
272,200		Oracle Corp.	8,672,292	2.0
153,300	@	TIBCO Software, Inc.	3,455,382	0.8
			74,384,776	17.6

		Materials: 3.6%
60,000		Celanese Corp.	2,954,400	0.7
112,300		EI Du Pont de Nemours & Co.	6,358,426	1.5
123,700		International Paper Co.	5,839,877	1.4
			15,152,703	3.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING CORE EQUITY RESEARCH FUND

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 2.5%
220,000	Verizon Communications, Inc.	$10,423,600	2.5

	Utilities: 2.7%
129,100	CenterPoint Energy, Inc.	2,960,263	0.7
67,300	Entergy Corp.	4,255,379	1.0
52,500	Sempra Energy	4,432,050	1.0
		11,647,692	2.7

	Total Common Stock
	(Cost $321,050,259)	412,923,645	97.8

SHORT-TERM INVESTMENTS: 2.2%
	Mutual Funds: 2.2%
9,330,079	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%††
	(Cost $9,330,079)	9,330,079	2.2

	Total Short-Term Investments
	(Cost $9,330,079)	9,330,079	2.2

	Total Investments in Securities (Cost $330,380,338)	$422,253,724	100.0
	Assets in Excess of Other Liabilities	95,415	—
	Net Assets	$422,349,139	100.0

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $332,295,989.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$95,572,161
Gross Unrealized Depreciation	(5,614,426)
Net Unrealized Appreciation	$89,957,735

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING CORE EQUITY RESEARCH FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$412,923,645	$—	$—	$412,923,645
Short-Term Investments	9,330,079	—	—	9,330,079
Total Investments, at fair value	$422,253,724	$—	$—	$422,253,724
Liabilities Table
Other Financial Instruments+
Futures	$(26,994)	$—	$—	$(26,994)
Total Liabilities	$(26,994)	$—	$—	$(26,994)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING Core Equity Research Fund Open Futures Contracts on August 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	10	09/20/13	$815,650	$(26,994)
			$815,650	$(26,994)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of August 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$26,994
Total Liability Derivatives		$26,994

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING CORPORATE LEADERS 100 FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 12.6%
14,711	@	Amazon.com, Inc.	$4,133,497	1.0
101,315		Comcast Corp. — Class A	4,264,348	1.0
260,894		Ford Motor Co.	4,223,874	1.0
123,353	@	General Motors Co.	4,203,870	1.0
53,534		Home Depot, Inc.	3,987,748	0.9
99,222		Lowe’s Cos., Inc.	4,546,352	1.1
40,974		McDonald’s Corp.	3,866,307	0.9
65,517		Nike, Inc.	4,115,778	1.0
62,156		Starbucks Corp.	4,383,241	1.0
59,355		Target Corp.	3,757,765	0.9
70,616		Time Warner, Inc.	4,274,386	1.0
124,900		Twenty-First Century Fox, Inc.	3,913,117	0.9
64,077		Walt Disney Co.	3,897,804	0.9
			53,568,087	12.6

		Consumer Staples: 10.5%
115,176		Altria Group, Inc.	3,902,163	0.9
101,416		Coca-Cola Co.	3,872,063	0.9
71,145		Colgate-Palmolive Co.	4,110,047	1.0
36,622		Costco Wholesale Corp.	4,096,903	1.0
71,306		CVS Caremark Corp.	4,139,313	1.0
140,068		Mondelez International, Inc.	4,295,886	1.0
49,951		PepsiCo, Inc.	3,982,593	0.9
46,514		Philip Morris International, Inc.	3,881,128	0.9
52,569		Procter & Gamble Co.	4,094,599	1.0
90,935		Walgreen Co.	4,371,246	1.0
54,252		Wal-Mart Stores, Inc.	3,959,311	0.9
			44,705,252	10.5

		Energy: 11.3%
47,460		Anadarko Petroleum Corp.	4,338,793	1.0
48,573		Apache Corp.	4,161,735	1.0
34,395		Chevron Corp.	4,142,190	1.0
67,667		ConocoPhillips	4,486,322	1.1
77,979		Devon Energy Corp.	4,451,821	1.1
45,347		ExxonMobil Corp.	3,952,445	0.9
97,586		Halliburton Co.	4,684,128	1.1
59,641		National Oilwell Varco, Inc.	4,431,326	1.0
45,211		Occidental Petroleum Corp.	3,988,062	0.9
56,764		Schlumberger Ltd.	4,594,478	1.1
125,322		Williams Cos., Inc.	4,541,669	1.1
			47,772,969	11.3

		Financials: 16.3%
91,794	@	American International Group, Inc.	4,264,749	1.0
84,534		Allstate Corp.	4,050,869	1.0
54,353		American Express Co.	3,908,524	0.9
313,834		Bank of America Corp.	4,431,336	1.0
142,165		Bank of New York Mellon Corp.	4,227,987	1.0
36,133	@	Berkshire Hathaway, Inc.	4,018,712	0.9
65,130		Capital One Financial Corp.	4,204,142	1.0
84,569		Citigroup, Inc.	4,087,220	1.0
26,598		Goldman Sachs Group, Inc.	4,046,354	0.9
76,820		JPMorgan Chase & Co.	3,881,715	0.9
7,155		Mastercard, Inc.	4,336,502	1.0
88,568		Metlife, Inc.	4,090,956	1.0
163,059		Morgan Stanley	4,200,400	1.0
25,411		Simon Property Group, Inc.	3,700,604	0.9
112,977		US Bancorp.	4,081,859	1.0
22,159		Visa, Inc.	3,864,973	0.9
98,243		Wells Fargo & Co.	4,035,822	0.9
			69,432,724	16.3

		Health Care: 11.8%
115,469		Abbott Laboratories	3,848,582	0.9
94,667		AbbVie, Inc.	4,033,761	0.9
41,247		Amgen, Inc.	4,493,448	1.0
58,580		Baxter International, Inc.	4,074,825	1.0
88,186		Bristol-Myers Squibb Co.	3,676,474	0.9
82,120		Eli Lilly & Co.	4,220,968	1.0
80,075	@	Gilead Sciences, Inc.	4,826,120	1.1
47,088		Johnson & Johnson	4,068,874	1.0
78,625		Medtronic, Inc.	4,068,844	1.0
86,358		Merck & Co., Inc.	4,083,870	1.0
144,890		Pfizer, Inc.	4,087,347	1.0
61,780		UnitedHealth Group, Inc.	4,432,097	1.0
			49,915,210	11.8

		Industrials: 14.0%
37,038		3M Co.	4,206,776	1.0
39,583		Boeing Co.	4,113,465	1.0
49,217		Caterpillar, Inc.	4,062,371	1.0
73,714		Emerson Electric Co.	4,450,114	1.0
41,089		FedEx Corp.	4,411,315	1.0
51,901		General Dynamics Corp.	4,320,758	1.0
175,085		General Electric Co.	4,051,467	1.0
50,910		Honeywell International, Inc.	4,050,909	1.0
38,031		Lockheed Martin Corp.	4,655,755	1.1
55,559		Norfolk Southern Corp.	4,009,138	0.9
61,454		Raytheon Co.	4,634,246	1.1
26,285		Union Pacific Corp.	4,035,799	1.0
46,883		United Parcel Service, Inc. — Class B	4,012,247	0.9
43,664		United Technologies Corp.	4,370,767	1.0
			59,385,127	14.0

		Information Technology: 12.5%
50,898	@	Accenture PLC	3,677,380	0.9
10,369		Apple, Inc.	5,050,221	1.2
165,773		Cisco Systems, Inc.	3,864,169	0.9
78,308	@	eBay, Inc.	3,914,617	0.9

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING CORPORATE LEADERS 100 FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
173,228		EMC Corp.	$4,465,818	1.0
4,656	@	Google, Inc. — Class A	3,943,166	0.9
164,836		Hewlett-Packard Co.	3,682,436	0.9
20,869		International Business Machines Corp.	3,803,793	0.9
169,771		Intel Corp.	3,731,567	0.9
117,937		Microsoft Corp.	3,939,096	0.9
134,088		Oracle Corp.	4,272,044	1.0
66,847		Qualcomm, Inc.	4,430,619	1.0
117,159		Texas Instruments, Inc.	4,475,474	1.1
			53,250,400	12.5

		Materials: 4.1%
126,213		Dow Chemical Co.	4,720,366	1.1
76,218		EI Du Pont de Nemours & Co.	4,315,463	1.0
149,560		Freeport-McMoRan Copper & Gold, Inc.	4,519,703	1.1
41,347		Monsanto Co.	4,047,458	0.9
			17,602,990	4.1

		Telecommunication Services: 1.8%
114,594		AT&T, Inc.	3,876,715	0.9
80,059		Verizon Communications, Inc.	3,793,195	0.9
			7,669,910	1.8

		Utilities: 2.8%
91,794		American Electric Power Co., Inc.	3,928,783	0.9
131,328		Exelon Corp.	4,004,191	1.0
92,795		Southern Co.	3,862,128	0.9
			11,795,102	2.8

		Total Common Stock
		(Cost $307,548,516)	415,097,771	97.7

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
9,106,068		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%††
		(Cost $9,106,068)	9,106,068	2.1

		Total Short-Term Investments
		(Cost $9,106,068)	9,106,068	2.1

		Total Investments in Securities (Cost $316,654,584)	$424,203,839	99.8
		Assets in Excess of Other Liabilities	648,782	0.2
		Net Assets	$424,852,621	100.0

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

Cost for federal income tax purposes is $322,050,076.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$109,080,787
Gross Unrealized Depreciation	(6,927,024)
Net Unrealized Appreciation	$102,153,763

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING CORPORATE LEADERS 100 FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$415,097,771	$—	$—	$415,097,771
Short-Term Investments	9,106,068	—	—	9,106,068
Total Investments, at fair value	$424,203,839	$—	$—	$424,203,839
Liabilities Table
Other Financial Instruments+
Futures	$(25,950)	$—	$—	$(25,950)
Total Liabilities	$(25,950)	$—	$—	$(25,950)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING Corporate Leaders 100 Fund Open Futures Contracts on August 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	93	09/20/13	$7,585,545	$(25,950)
			$7,585,545	$(25,950)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of August 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$25,950
Total Liability Derivatives		$25,950

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING LARGE CAP GROWTH FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 19.7%
31,430		Best Buy Co., Inc.	$1,131,480	1.3
48,370		Comcast Corp. — Class A	2,035,894	2.4
23,690	@	Delphi Automotive PLC	1,303,424	1.5
19,930	@	Discovery Communications, Inc. — Class A	1,544,774	1.8
30,830		Gap, Inc.	1,246,765	1.5
29,210		Home Depot, Inc.	2,175,853	2.6
6,050	@	Liberty Media Corp.	825,704	1.0
22,310		Macy’s, Inc.	991,233	1.2
19,700	@	Michael Kors Holdings Ltd.	1,459,573	1.7
27,110		Starbucks Corp.	1,911,797	2.3
10,170	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,009,271	1.2
17,430		Walt Disney Co.	1,060,267	1.2
			16,696,035	19.7

		Consumer Staples: 13.4%
21,770		Coca-Cola Enterprises, Inc.	814,198	1.0
14,720		Costco Wholesale Corp.	1,646,726	1.9
17,440		CVS Caremark Corp.	1,012,392	1.2
10,820		Estee Lauder Cos., Inc.	707,195	0.8
11,820		Hershey Co.	1,086,849	1.3
22,230		Kraft Foods Group, Inc.	1,150,847	1.4
20,660		Mondelez International, Inc.	633,642	0.8
15,360		PepsiCo, Inc.	1,224,653	1.4
23,730		Philip Morris International, Inc.	1,980,031	2.3
20,350		Whole Foods Market, Inc.	1,073,463	1.3
			11,329,996	13.4

		Energy: 4.6%
9,140		Anadarko Petroleum Corp.	835,579	1.0
9,630		EOG Resources, Inc.	1,512,391	1.8
31,400		Halliburton Co.	1,507,200	1.8
			3,855,170	4.6

		Financials: 8.7%
11,390		Ameriprise Financial, Inc.	981,248	1.2
4,970		Blackrock, Inc.	1,293,790	1.5
11,550		Equifax, Inc.	682,490	0.8
13,060		Prudential Financial, Inc.	977,933	1.2
13,062		Travelers Cos., Inc.	1,043,654	1.2
13,560		Visa, Inc.	2,365,135	2.8
			7,344,250	8.7

		Health Care: 12.5%
5,293	@	Actavis, Inc.	715,508	0.8
11,600		Allergan, Inc.	1,025,208	1.2
18,450		Amgen, Inc.	2,009,943	2.4
8,310	@	Celgene Corp.	1,163,234	1.4
18,570	@	Express Scripts Holding Co.	1,186,251	1.4
37,410	@	Gilead Sciences, Inc.	2,254,701	2.7
21,268		HCA Holdings, Inc.	812,225	0.9
11,670		McKesson Corp.	1,416,855	1.7
			10,583,925	12.5

		Industrials: 11.8%
21,245		Ametek, Inc.	911,835	1.1
13,333	@	BE Aerospace, Inc.	909,177	1.1
18,450		Danaher Corp.	1,208,844	1.4
19,490		Flowserve Corp.	1,087,347	1.3
16,870	@	Ingersoll-Rand PLC — Class A	997,692	1.2
16,884		Pall Corp.	1,167,360	1.4
11,270		Roper Industries, Inc.	1,394,099	1.6
10,120		Union Pacific Corp.	1,553,825	1.8
17,400		Waste Connections, Inc.	737,064	0.9
			9,967,243	11.8

		Information Technology: 23.9%
6,850		Apple, Inc.	3,336,293	3.9
12,690	@	Citrix Systems, Inc.	898,071	1.1
9,340	@	Cognizant Technology Solutions Corp.	684,622	0.8
79,240		EMC Corp.	2,042,807	2.4
8,790	@	F5 Networks, Inc.	732,910	0.9
10,270	@	Facebook, Inc.	430,520	0.5
3,780	@	Google, Inc. — Class A	3,201,282	3.8
14,830		International Business Machines Corp.	2,703,064	3.2
25,220		Intuit, Inc.	1,602,227	1.9
25,200		Microsoft Corp.	841,680	1.0
20,600		NetApp, Inc.	855,724	1.0
76,790		Oracle Corp.	2,446,529	2.9
20,340	@	TIBCO Software, Inc.	458,464	0.5
			20,234,193	23.9

		Materials: 4.0%
9,550		Ball Corp.	424,211	0.5
21,900		International Paper Co.	1,033,899	1.2
19,450		Monsanto Co.	1,903,961	2.3
			3,362,071	4.0

		Total Common Stock
		(Cost $73,001,916)	83,372,883	98.6

SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
1,422,277		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%††
		(Cost $1,422,277)	1,422,277	1.7

		Total Short-Term Investments
		(Cost $1,422,277)	1,422,277	1.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING LARGE CAP GROWTH FUND

Shares		Value	Percentage of Net Assets
	Total Investments in Securities (Cost $74,424,193)	$84,795,160	100.3
	Liabilities in Excess of Other Assets	(282,722)	(0.3)
	Net Assets	$84,512,438	100.0

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

Cost for federal income tax purposes is $75,066,158.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$11,082,697
Gross Unrealized Depreciation	(1,353,695)
Net Unrealized Appreciation	$9,729,002

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$83,372,883	$—	$—	$83,372,883
Short-Term Investments	1,422,277	—	—	1,422,277
Total Investments, at fair value	$84,795,160	$—	$—	$84,795,160

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING SMALL COMPANY FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.8%
		Consumer Discretionary: 14.4%
173,200	@	Aeropostale, Inc.	$1,408,116	0.3
60,272	@	Bally Technologies, Inc.	4,347,419	0.9
102,300		Cheesecake Factory	4,273,071	0.9
71,700	@	Childrens Place Retail Stores, Inc.	3,813,006	0.8
187,467	@	Express, Inc.	3,934,932	0.8
174,300		Finish Line	3,653,328	0.7
44,381		Gildan Activewear, Inc.	1,956,315	0.4
53,500	@	Hibbett Sporting Goods, Inc.	2,771,300	0.6
142,798	@,L	Imax Corp.	3,918,377	0.8
97,000	@	Jack in the Box, Inc.	3,830,530	0.8
181,430		La-Z-Boy, Inc.	3,857,202	0.8
75,173	@	Life Time Fitness, Inc.	3,757,898	0.8
76,219		Monro Muffler, Inc.	3,374,215	0.7
235,207	@	Orient-Express Hotels Ltd.	2,846,005	0.6
39,563	@	Papa John’s International, Inc.	2,695,427	0.5
54,515		Pool Corp.	2,839,686	0.6
101,600		Regis Corp.	1,603,248	0.3
129,981	@	Ruby Tuesday, Inc.	943,662	0.2
75,600	@	Sally Beauty Holdings, Inc.	1,975,428	0.4
58,200	L	Sturm Ruger & Co., Inc.	3,047,934	0.6
45,900		Vail Resorts, Inc.	3,121,200	0.6
76,950		Wolverine World Wide, Inc.	4,328,438	0.9
38,370		Wyndham Worldwide Corp.	2,277,643	0.4
			70,574,380	14.4

		Consumer Staples: 2.0%
55,680		Casey’s General Stores, Inc.	3,671,539	0.7
158,977		Flowers Foods, Inc.	3,305,132	0.7
107,600		Pinnacle Foods, Inc.	2,915,960	0.6
			9,892,631	2.0

		Energy: 6.0%
210,400	@,L	Bill Barrett Corp.	4,529,912	0.9
134,050	@	Carrizo Oil & Gas, Inc.	4,592,553	1.0
165,500	@	Cloud Peak Energy, Inc.	2,604,970	0.5
131,200	@	EPL Oil & Gas, Inc.	4,439,808	0.9
550,900	@	Key Energy Services, Inc.	3,674,503	0.8
332,200	@,L	Nordic American Tankers Ltd.	2,554,618	0.5
608,600	@	Petroquest Energy, Inc.	2,556,120	0.5
91,419	@	Unit Corp.	4,209,845	0.9
			29,162,329	6.0

		Financials: 22.4%
14,000	@	Affiliated Managers Group, Inc.	2,440,480	0.5
94,400		American Campus Communities, Inc.	3,144,464	0.6
67,659		Cash America International, Inc.	2,894,452	0.6
128,000		Colony Financial, Inc.	2,530,560	0.5
265,509		CubeSmart	4,420,725	0.9
135,700		CyrusOne, Inc.	2,586,442	0.5
639,265		DCT Industrial Trust, Inc.	4,276,683	0.9
85,729	@	Encore Capital Group, Inc.	3,675,202	0.8
65,973		EPR Properties	3,231,358	0.7
147,170		EverBank Financial Corp.	2,069,210	0.4
171,163		First American Financial Corp.	3,577,307	0.7
56,200		First Financial Holdings, Inc.	3,025,246	0.6
108,438	@	First NBC Bank Holding Co.	2,549,378	0.5
227,846		FirstMerit Corp.	4,821,221	1.0
33,300		Jones Lang LaSalle, Inc.	2,738,592	0.6
179,710		LaSalle Hotel Properties	4,767,706	1.0
67,711		MarketAxess Holdings, Inc.	3,437,010	0.7
98,900		MB Financial Corp.	2,669,311	0.5
61,487		National Retail Properties, Inc.	1,883,347	0.4
59,302		Primerica, Inc.	2,201,883	0.5
75,822		ProAssurance Corp.	3,574,249	0.7
78,409		Prosperity Bancshares, Inc.	4,688,858	1.0
43,422		Provident Financial Services, Inc.	702,568	0.1
143,200		Provident New York Bancorp	1,457,776	0.3
307,100		Radian Group, Inc.	4,161,205	0.9
149,900		Redwood Trust, Inc.	2,666,721	0.5
113,100		Selective Insurance Group	2,593,383	0.5
35,506	@	Signature Bank	3,114,586	0.6
135,500		Starwood Property Trust, Inc.	3,378,015	0.7
89,185	@	Stifel Financial Corp.	3,569,184	0.7
374,900		Susquehanna Bancshares, Inc.	4,727,489	1.0
41,120	@	SVB Financial Group	3,404,736	0.7
185,300		Webster Financial Corp.	4,903,038	1.0
98,441		Wintrust Financial Corp.	3,902,201	0.8
			109,784,586	22.4

		Health Care: 9.7%
43,676	@	Acorda Therapeutics, Inc.	1,475,812	0.3
82,854	@	Align Technology, Inc.	3,608,292	0.7
132,000	@	AMN Healthcare Services, Inc.	1,795,200	0.4
44,985	@	Amsurg Corp.	1,677,491	0.4
62,100	@	Centene Corp.	3,549,015	0.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMALL COMPANY FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
16,229	@	Cubist Pharmaceuticals, Inc.	$1,028,269	0.2
113,700	@	Envision Healthcare Holdings, Inc.	2,983,488	0.6
77,272	@	Haemonetics Corp.	3,079,289	0.6
170,734	@	Healthsouth Corp.	5,371,292	1.1
54,523	@	Impax Laboratories, Inc.	1,111,179	0.2
96,400	@	InterMune, Inc.	1,377,556	0.3
92,000		Masimo Corp.	2,276,080	0.5
59,866	@	Medicines Co.	1,892,364	0.4
30,322	@	Mednax, Inc.	2,952,453	0.6
74,871	@	Nektar Therapeutics	911,929	0.2
90,534		Owens & Minor, Inc.	3,088,115	0.6
73,834		Steris Corp.	3,019,072	0.6
80,900	@	Thoratec Corp.	2,890,557	0.6
51,400	@	WellCare Health Plans, Inc.	3,272,638	0.7
			47,360,091	9.7

		Industrials: 18.9%
142,126		Actuant Corp.	5,076,741	1.0
47,760		Acuity Brands, Inc.	4,083,480	0.8
79,500	@	Atlas Air Worldwide Holdings, Inc.	3,672,900	0.7
134,342		Barnes Group, Inc.	4,200,874	0.9
325,400	@	Blount International, Inc.	3,777,894	0.8
155,700		Brady Corp.	5,138,100	1.0
34,100		Clarcor, Inc.	1,826,396	0.4
60,660	@	Clean Harbors, Inc.	3,447,308	0.7
90,600		Curtiss-Wright Corp.	3,783,456	0.8
258,686	@	Diana Shipping, Inc.	2,809,330	0.6
94,900		Forward Air Corp.	3,495,167	0.7
73,300	@	FTI Consulting, Inc.	2,451,152	0.5
117,500		Healthcare Services Group	2,844,675	0.6
288,000		Heartland Express, Inc.	4,008,960	0.8
110,528	@	HUB Group, Inc.	4,106,115	0.8
86,200		KAR Auction Services, Inc.	2,296,368	0.5
47,467	@	Mobile Mini, Inc.	1,442,047	0.3
242,300	@	Orbital Sciences Corp.	4,206,328	0.9
54,500		Regal-Beloit Corp.	3,471,650	0.7
135,072		Resources Connection, Inc.	1,653,281	0.3
50,500	@	Teledyne Technologies, Inc.	3,897,085	0.8
97,151	@	Tetra Tech, Inc.	2,213,100	0.5
78,296		Toro Co.	4,134,812	0.8
79,100		Universal Forest Products, Inc.	2,961,504	0.6
92,003		Waste Connections, Inc.	3,897,247	0.8
77,500		Watts Water Technologies, Inc.	4,015,275	0.8
101,477		Woodward Governor Co.	3,912,953	0.8
			92,824,198	18.9

		Information Technology: 15.6%
106,412	@	Advanced Energy Industries, Inc.	1,939,891	0.4
27,877	@	Ansys, Inc.	2,341,110	0.5
251,900	@	Aruba Networks, Inc.	4,189,097	0.8
110,139	@	Bankrate, Inc.	1,894,391	0.4
81,400	@	Blackhawk Network Holdings, Inc.	1,995,114	0.4
26,670	@	CACI International, Inc.	1,797,558	0.4
144,530	@	Cardtronics, Inc.	5,013,746	1.0
29,200	@	Commvault Systems, Inc.	2,447,836	0.5
98,200		EVERTEC, Inc.	2,344,034	0.5
189,510	@	Fairchild Semiconductor International, Inc.	2,313,917	0.5
147,600	@	Finisar Corp.	3,021,372	0.6
51,100		Flir Systems, Inc.	1,598,408	0.3
244,650	@	Formfactor, Inc.	1,485,026	0.3
354,026	@	Integrated Device Technology, Inc.	3,083,566	0.6
76,800	@,L	Liquidity Services, Inc.	2,276,352	0.5
219,541	@	Logitech International S.A.	1,604,845	0.3
82,278	@,L	Micros Systems, Inc.	4,023,394	0.8
134,300	@	Microsemi Corp.	3,456,882	0.7
128,494		MKS Instruments, Inc.	3,218,775	0.7
42,341	@	Plexus Corp.	1,386,244	0.3
258,300	@	Polycom, Inc.	2,564,919	0.5
26,800		Power Integrations, Inc.	1,396,816	0.3
154,450	@	Progress Software Corp.	3,777,847	0.8
154,200	@	PTC, Inc.	4,019,994	0.8
137,200	@	QLIK Technologies, Inc.	4,498,788	0.9
220,100	@	Riverbed Technolgoy, Inc.	3,398,344	0.7
64,300	@	Sourcefire, Inc.	4,852,078	1.0
16,350	@	Synaptics, Inc.	632,091	0.1
			76,572,435	15.6

		Materials: 4.2%
278,820		Commercial Metals Co.	4,148,841	0.8
139,900		HB Fuller Co.	5,216,871	1.1
82,814		Minerals Technologies, Inc.	3,676,942	0.8
279,911	@,L	Thompson Creek Metals Co., Inc.	1,035,671	0.2
90,142		Worthington Industries	3,004,433	0.6
251,600		Zep, Inc.	3,542,528	0.7
			20,625,286	4.2

		Utilities: 2.6%
74,960		Cleco Corp.	3,385,194	0.7
109,600		El Paso Electric Co.	3,770,240	0.8
74,060		Idacorp, Inc.	3,545,252	0.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMALL COMPANY FUND

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
75,800	Portland General Electric Co.	$2,183,798	0.4
		12,884,484	2.6

	Total Common Stock
	(Cost $411,776,834)	469,680,420	95.8

EXCHANGE-TRADED FUNDS: 1.8%
88,000	iShares Russell 2000 Index Fund	8,833,440	1.8

	Total Exchange-Traded Funds
	(Cost $7,557,732)	8,833,440	1.8

	Total Long-Term Investments
	(Cost $419,334,566)	478,513,860	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateralcc(1): 3.7%
906,050	Barclays Bank PLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $906,054, collateralized by various U.S. Government Securities, 0.000%–4.750%, Market Value plus accrued interest $924,171, due 10/15/13–11/15/42)	906,050	0.2
4,303,820	Citigroup, Inc., Repurchase Agreement dated 08/30/13, 0.05%, due 09/03/13 (Repurchase Amount $4,303,844, collateralized by various U.S. Government Agency Obligations, 0.160%–4.875%, Market Value plus accrued interest $4,389,903, due 03/18/15–09/06/23)	4,303,820	0.8
4,303,820	Deutsche Bank AG, Repurchase Agreement dated 08/30/13, 0.07%, due 09/03/13 (Repurchase Amount $4,303,853, collateralized by various U.S. Government Agency Obligations, 2.000%–10.500%, Market Value plus accrued interest $4,389,897, due 10/01/13–02/01/52)	4,303,820	0.9
4,303,820	Goldman Sachs & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $4,303,839, collateralized by various U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $4,389,896, due 09/06/13–08/06/38)	4,303,820	0.9
4,303,820	JPMorgan Chase & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $4,303,839, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $4,389,905, due 09/01/22–11/01/47)	4,303,820	0.9
		18,121,330	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
12,566,736	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%††
	(Cost $12,566,736)	12,566,736	2.6

	Total Short-Term Investments
	(Cost $30,688,066)	30,688,066	6.3

	Total Investments in Securities (Cost $450,022,632)	$509,201,926	103.9
	Liabilities in Excess of Other Assets	(19,099,413)	(3.9)
	Net Assets	$490,102,513	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at August 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $450,052,334.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$80,179,282
Gross Unrealized Depreciation	(21,029,690)
Net Unrealized Appreciation	$59,149,592

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMALL COMPANY FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$469,680,420	$—	$—	$469,680,420
Exchange-Traded Funds	8,833,440	—	—	8,833,440
Short-Term Investments	12,566,736	18,121,330	—	30,688,066
Total Investments, at fair value	$491,080,596	$18,121,330	$—	$509,201,926

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING SMID CAP EQUITY FUND

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 15.3%
77,190	@	Ascena Retail Group, Inc.	$1,259,741	0.7
29,853	@	Bally Technologies, Inc.	2,153,297	1.2
53,000	@	Big Lots, Inc.	1,877,260	1.0
78,700		Dana Holding Corp.	1,649,552	0.9
9,200	@	Fossil Group, Inc.	1,068,488	0.6
56,700	@,L	Imax Corp.	1,555,848	0.9
93,000		Interpublic Group of Cos., Inc.	1,461,960	0.8
25,600	@	Life Time Fitness, Inc.	1,279,744	0.7
70,500	@	LKQ Corp.	2,061,420	1.1
33,821		Monro Muffler, Inc.	1,497,255	0.8
9,000	@	Panera Bread Co.	1,476,180	0.8
16,300		Polaris Industries, Inc.	1,780,123	1.0
40,300	@	Sally Beauty Holdings, Inc.	1,053,039	0.6
48,500	@	Tempur Sealy International, Inc.	1,867,735	1.0
21,900	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,173,356	1.2
27,400	@	Under Armour, Inc.	1,990,336	1.1
26,400		Wyndham Worldwide Corp.	1,567,104	0.9
			27,772,438	15.3

		Consumer Staples: 1.6%
20,502		Church & Dwight Co., Inc.	1,216,793	0.7
80,025		Flowers Foods, Inc.	1,663,720	0.9
			2,880,513	1.6

		Energy: 6.8%
40,500	@,L	Bill Barrett Corp.	871,965	0.5
20,890	L	CARBO Ceramics, Inc.	1,704,415	0.9
61,300	@	Energy XXI Bermuda Ltd.	1,628,741	0.9
25,600		Helmerich & Payne, Inc.	1,613,824	0.9
94,600		Peabody Energy Corp.	1,627,120	0.9
69,649	@	Superior Energy Services	1,710,580	0.9
56,658	@	Swift Energy Co.	639,102	0.4
44,445	@	Unit Corp.	2,046,692	1.1
15,500		World Fuel Services Corp.	591,325	0.3
			12,433,764	6.8

		Financials: 20.1%
40,700		American Campus Communities, Inc.	1,355,717	0.7
74,400		Ares Capital Corp.	1,307,952	0.7
30,800		Arthur J. Gallagher & Co.	1,273,272	0.7
43,000		BankUnited, Inc.	1,270,650	0.7
21,900		Carlyle Group L.P.	573,342	0.3
107,500		DDR Corp.	1,668,400	0.9
37,900		Eaton Vance Corp.	1,461,045	0.8
8,400		Essex Property Trust, Inc.	1,203,804	0.7
16,800		Federal Realty Investment Trust	1,634,808	0.9
73,000		Fidelity National Financial, Inc.	1,730,830	0.9
56,100		First Republic Bank	2,484,108	1.4
42,200		HCC Insurance Holdings, Inc.	1,780,840	1.0
46,603		LaSalle Hotel Properties	1,236,378	0.7
59,500		Nasdaq Stock Market, Inc.	1,776,670	1.0
12,500	@	Ocwen Financial Corp.	630,500	0.3
37,938		ProAssurance Corp.	1,788,397	1.0
50,087		Raymond James Financial, Inc.	2,095,139	1.2
13,100	@	Signature Bank	1,149,132	0.6
18,000		SL Green Realty Corp.	1,569,420	0.9
74,200		Starwood Property Trust, Inc.	1,849,806	1.0
15,500	@	SVB Financial Group	1,283,400	0.7
520,632		Synovus Financial Corp.	1,660,816	0.9
31,600		UnumProvident Corp.	933,148	0.5
67,900		Webster Financial Corp.	1,796,634	1.0
40,000		Zions Bancorp.	1,118,800	0.6
			36,633,008	20.1

		Health Care: 11.2%
27,900	@	Alkermes PLC	885,825	0.5
12,200	@	BioMarin Pharmaceuticals, Inc.	798,734	0.4
10,460	@	Bio-Rad Laboratories, Inc.	1,192,545	0.7
26,738	@	Catamaran Corp.	1,468,184	0.8
20,855	@	Centene Corp.	1,191,863	0.6
26,000		Community Health Systems, Inc.	1,020,760	0.6
13,867	@	Cubist Pharmaceuticals, Inc.	878,613	0.5
56,300	@	Envision Healthcare Holdings, Inc.	1,477,312	0.8
60,700	@	Healthsouth Corp.	1,909,622	1.0
17,300	@	Impax Laboratories, Inc.	352,574	0.2
6,500	@	Incyte Corp., Ltd.	220,285	0.1
8,300	@	Medivation, Inc.	469,199	0.3
22,100	@	Mednax, Inc.	2,151,877	1.2
8,136	@	Mettler Toledo International, Inc.	1,791,791	1.0
3,100	@	Onyx Pharmaceuticals, Inc.	383,098	0.2
37,426	L	Resmed, Inc.	1,768,004	1.0
30,400		Steris Corp.	1,243,056	0.7
12,553	@	Thoratec Corp.	448,519	0.2
10,442	@	United Therapeutics Corp.	740,442	0.4
			20,392,303	11.2

		Industrials: 15.7%
46,000		Actuant Corp.	1,643,120	0.9
10,590		Acuity Brands, Inc.	905,445	0.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMID CAP EQUITY FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
28,700	@	Atlas Air Worldwide Holdings, Inc.	$1,325,940	0.7
70,338	@	Blount International, Inc.	816,624	0.5
20,800		Cintas Corp.	993,408	0.5
26,800		Clarcor, Inc.	1,435,408	0.8
28,000	@	Clean Harbors, Inc.	1,591,240	0.9
37,000	@	EnPro Industries, Inc.	2,108,260	1.2
43,100		Extra Space Storage, Inc.	1,777,013	1.0
24,876	@	FTI Consulting, Inc.	831,854	0.5
35,400		GATX Corp.	1,602,204	0.9
50,933		Harsco Corp.	1,198,454	0.7
21,102		JB Hunt Transport Services, Inc.	1,519,344	0.8
14,700		KAR Auction Services, Inc.	391,608	0.2
98,045	@	Orbital Sciences Corp.	1,702,061	0.9
40,050		Regal-Beloit Corp.	2,551,185	1.4
21,200	@	Verisk Analytics, Inc.	1,318,216	0.7
47,100		Waste Connections, Inc.	1,995,156	1.1
25,722		Woodward Governor Co.	991,840	0.5
75,800		Xylem, Inc.	1,878,324	1.0
			28,576,704	15.7

		Information Technology: 14.5%
20,297	@	Ansys, Inc.	1,704,542	0.9
78,400	@	Aruba Networks, Inc.	1,303,792	0.7
49,100		Flir Systems, Inc.	1,535,848	0.8
68,420	@	Fortinet, Inc.	1,354,716	0.8
53,032	@	Informatica Corp.	1,896,955	1.0
125,000		Intersil Corp.	1,296,250	0.7
89,100		Jabil Circuit, Inc.	2,033,262	1.1
34,330	@,L	Micros Systems, Inc.	1,678,737	0.9
62,000	@	Nuance Communications, Inc.	1,183,580	0.7
219,000	@	ON Semiconductor Corp.	1,585,560	0.9
205,800	@	PMC—Sierra, Inc.	1,282,134	0.7
35,900	@	QLIK Technologies, Inc.	1,177,161	0.7
55,200	@	QLogic Corp.	584,568	0.3
54,200	@	Riverbed Technolgoy, Inc.	836,848	0.5
47,155	@	SolarWinds, Inc.	1,718,800	1.0
109,900	@	Teradyne, Inc.	1,686,965	0.9
84,100	@	TIBCO Software, Inc.	1,895,614	1.0
63,578	@	Trimble Navigation Ltd.	1,605,344	0.9
			26,360,676	14.5

		Materials: 8.5%
35,050		Albemarle Corp.	2,186,068	1.2
18,000		Ashland, Inc.	1,569,780	0.9
57,200	L	Cliffs Natural Resources, Inc.	1,193,764	0.7
16,150		Compass Minerals International, Inc.	1,190,740	0.7
23,000	@	Crown Holdings, Inc.	999,580	0.5
30,450	@	Domtar Corp.	2,009,700	1.1
34,100		Greif, Inc. — Class A	1,836,967	1.0
13,156		Martin Marietta Materials, Inc.	1,263,634	0.7
35,000		Silgan Holdings, Inc.	1,651,300	0.9
96,500		Steel Dynamics, Inc.	1,472,590	0.8
			15,374,123	8.5

		Telecommunication Services: 0.8%
52,540	@	TW Telecom, Inc.	1,503,695	0.8

		Utilities: 3.9%
38,200		AGL Resources, Inc.	1,678,890	0.9
28,700		Alliant Energy Corp.	1,423,807	0.8
49,000		Great Plains Energy, Inc.	1,074,080	0.6
24,266		National Fuel Gas Co.	1,584,084	0.9
53,804		NV Energy, Inc.	1,261,704	0.7
			7,022,565	3.9

		Total Common Stock
		(Cost $153,112,706)	178,949,789	98.4

EXCHANGE-TRADED FUNDS: 0.8%
14,500		iShares Russell 2000 Index Fund	1,455,510	0.8

		Total Exchange-Traded Funds
		(Cost $1,145,481)	1,455,510	0.8

RIGHTS: —%
		Materials: —%
3,200	@,X	Gerber Scientific	—	—

		Total Rights
		(Cost $—)	—	—

		Total Long-Term Investments
		(Cost $154,258,187)	180,405,299	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateralcc(1): 4.8%
2,059,486		Bank of Nova Scotia, Repurchase Agreement dated 08/30/13, 0.05%, due 09/03/13 (Repurchase Amount $2,059,497, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–1.375%, Market Value plus accrued interest $2,100,688, due 12/04/13–01/31/20)	2,059,486	1.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMID CAP EQUITY FUND

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
433,566	Barclays Bank PLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $433,568, collateralized by various U.S. Government Securities, 0.000%–4.750%, Market Value plus accrued interest $442,237, due 10/15/13–11/15/42)	$433,566	0.3
2,059,486	Citigroup, Inc., Repurchase Agreement dated 08/30/13, 0.06%, due 09/03/13 (Repurchase Amount $2,059,500, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%–6.500%, Market Value plus accrued interest $2,100,676, due 05/31/14–11/01/50)	2,059,486	1.1
2,059,486	Deutsche Bank AG, Repurchase Agreement dated 08/30/13, 0.07%, due 09/03/13 (Repurchase Amount $2,059,502, collateralized by various U.S. Government Agency Obligations, 2.000%–10.500%, Market Value plus accrued interest $2,100,676, due 10/01/13–02/01/52)	2,059,486	1.1
2,059,486	Goldman Sachs & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $2,059,495, collateralized by various U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $2,100,676, due 09/06/13–08/06/38)	2,059,486	1.1
		8,671,510	4.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
1,268,906	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%††
	(Cost $1,268,906)	1,268,906	0.7

	Total Short-Term Investments
	(Cost $9,940,416)	9,940,416	5.5

	Total Investments in Securities (Cost $164,198,603)	$190,345,715	104.7
	Liabilities in Excess of Other Assets	(8,613,283)	(4.7)
	Net Assets	$181,732,432	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at August 31, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $164,388,477.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$30,149,414
Gross Unrealized Depreciation	(4,192,176)
Net Unrealized Appreciation	$25,957,238

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMID CAP EQUITY FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$178,949,789	$—	$—	$178,949,789
Exchange-Traded Funds	1,455,510	—	—	1,455,510
Rights	—	—	—	—
Short-Term Investments	1,268,906	8,671,510	—	9,940,416
Total Investments, at fair value	$181,674,205	$8,671,510	$—	$190,345,715

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 25, 2013